DEBT (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
DEBT
2024		$ 114,542
2025		950,550
Total		1,065,092
Convertible notes	$ 357,270	204,488
Unamortized discounts	(108,262)	(153,402)
Convertible notes, net	$ 249,008	$ 51,086